Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature
Expenses by nature

7      Expenses by nature

			Mineral exploration
		Selling, general	and project	2020	2019	2018
	Cost of sales (i)	and administrative	evaluation	Total	Total	Total
Raw materials and consumables used	(850,507)	(5,793)	—	(856,300)	(1,063,094)	(1,086,974)
Third-party services	(314,655)	(57,546)	(35,494)	(407,695)	(574,228)	(471,266)
Depreciation and amortization	(238,164)	(5,739)	(22)	(243,925)	(317,892)	(267,189)
Employee benefit expenses	(146,162)	(55,907)	(11,796)	(213,865)	(254,251)	(262,964)
Other expenses	(14,443)	(26,634)	(9,889)	(50,966)	(73,937)	(93,016)
	(1,563,931)	(151,619)	(57,201)	(1,772,751)	(2,283,402)	(2,181,409)
(i)	Refer to note 20 for information about idle capacity costs and inventory impairment, both mainly associated with the COVID-19 outbreak.